Acquisitions of Subsidiaries - Schedule of Reserve Arising on Acquisition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Consideration transferred	$ 268,000
Less: recognized amounts of net liabilities acquired	3,154
Total reserve	275,154
AMTD Digital [Member]
Business Combination [Line Items]
Plus: non-controlling interests of AMTD	(1,019)
Amtd Assets [Member]
Business Combination [Line Items]
Plus: non-controlling interests of AMTD	(336)
Less: recognized amounts of net liabilities acquired	(3,154)
Amtd Assets Subsidiaries [Member]
Business Combination [Line Items]
Plus: non-controlling interests of AMTD	$ 5,355